Document and Entity Information	12 Months Ended
Sep. 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2012
Registrant Name	Columbia Funds Series Trust II
Central Index Key	0001352280
Amendment Flag	false
Document Creation Date	Aug. 27, 2012
Document Effective Date	Sep. 01, 2012
Prospectus Date	Sep. 01, 2012